Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Share-Based Compensation
6. Share-Based Compensation
In August 2020, we adopted the Better Therapeutics, Inc. 2020 Stock Option and Grant Plan (the “2020 Plan”) to grant equity-based incentives to officers, directors, consultants and employees. The equity-based incentives include Incentive Stock Options,
Non-Qualified
Stock Options, Restricted Stock Awards, Unrestricted Stock Awards, and Restricted Stock Units. A total of 807,326 shares of our common stock have been reserved for issuance pursuant to the plan.
Stock Options
Stock options granted vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months. Options generally expire 10 years from the date of grant. Stock option activity under the Plans for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	215,625	$0.47	9.6	—
Authorized	—	—
Granted	687,150	$10.61
Exercised	—	—
Forfeited	—	—

Balance as of September 30, 2021	902,775	$8.19	9.36	$545

Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The weighted-average grant date fair value of stock options granted to employees during the nine months ended September 30, 2021 was $2.43 per share. As of September 30, 2021, total unrecognized compensation expense related to unvested stock options was $1,863 which is expected to be recognized over a weighted-average period of 4 years.
The fair value of each option award granted to employees is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates, and the dividend yield of our common stock. The assumptions used to determine the fair value of the option awards represent our best estimates. These estimates involve inherent uncertainties and the application of our judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years.
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Nine Months Ended September 30, 2021
Expected Term (Years)	6.04
Expected Volatility	43%
Risk-free interest rate	1.04%
Dividend Yield	—
Restricted Stock
The Company issued 622,126 shares of restricted stock under the 2020 Plan during the year ended December 31, 2020 in connection with the conversion of the profits interest units. During the three and nine months ended September 30, 2021, 43,516 and 130,860, respectively were vested and converted into unrestricted common stock. As of September 30, 2020 there were 399,688 shares of restricted stock.
Total stock-based compensation expense for time-based restricted stock of $68 is expected to be recognized on a straight-line basis over approximately the next 1.3 years for the unvested restricted stock outstanding as of September 30, 2021. Total stock-based compensation expense for performance-based stock options of $16 is expected to be recognized on a straight-line basis over approximately the next six months for the unvested restricted stock outstanding as of September 30, 2021.
Equity-Based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Cost of Revenue	$1	$2
Research and development	41	89
General and administrative	43	101

Total equity-based compensation expense	$85	$192

12.	Share-Based Compensation
In August 2020, we adopted the Better Therapeutics, Inc. 2020 Stock Option and Grant Plan (the “2020 Plan”) to grant equity-based incentives to officers, directors, consultants and employees. The equity-based incentives include Incentive Stock Options,
Non-Qualified
Stock Options, Restricted Stock Awards, Unrestricted Stock Awards, and Restricted Stock Units. A total of 807,326 shares of our common stock have been reserved for issuance pursuant to the plan.
Stock Options
Stock options granted vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months. Options generally expire 10 years from the date of grant. Stock option activity under the Plans for the periods presented is as follows:

Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of August 14, 2020	—	$—
Authorized	—	—
Granted	215,625	0.47
Exercised	—	—
Forfeited	—	—

Balance as of December 31, 2020	215,625	$0.47	9.6	—

Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The weighted-average grant date fair value of stock options granted to employees during the years ended December 31, 2020 was $0.18 per share. As of December 31, 2020, total unrecognized compensation expense related to unvested stock options was $29, which is expected to be recognized over a weighted-average period of 3.1 years.
The fair value of each option award granted to employees is estimated on the grant date using the Black- Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates, and the dividend yield of our common stock. The assumptions used to determine the fair value of the option awards represent our best estimates. These estimates involve inherent uncertainties and the application of our judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years.

The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2020
Expected Term (Years)	6.08
Expected Volatility	45%
Risk-free interest rate	0.41%
Dividend Yield	—
Restricted Stock
The Company issued 622,126 shares of restricted stock under the 2020 Plan during the year ended December 31, 2020 in connection with the conversion of the profits interest units. During 2020, 104,598 were vested and converted into unrestricted common stock. As of December 31, 2020 there were 517,528 shares of restricted stock.
Total stock-based compensation expense for time-based stock options of $119 is expected to be recognized on a straight-line basis over approximately the next 2.1 years for the unvested restricted stock outstanding as of December 31, 2020. Total stock-based compensation expense for performance-based stock options of $40 is expected to be recognized on a straight-line basis over approximately the next 1.25 years for the unvested restricted stock outstanding as of December 31, 2020. For the year ended December 31, 2020, the Company recorded compensation expense of $127 related to the modification of terms of the profits interest units upon conversion to restricted shares.
Profits Interest Unit Awards
In 2015, the Company adopted the 2015 Equity Incentive Plan for the issuance of profits interest unit awards to employees, directors, members and consultants. Since the profits interest units are not redeemable for cash, the Company has classified these awards as equity. The profits interest units are common units with a profits interest distribution threshold and give the holder a right to share in the appreciation in the value of the Company and share in any distributions of profits. The profits interest units are not transferrable and do not require an initial investment. The profit interest unit awards generally vest over four years and automatically in full upon a sale of the business. In August 2020, in conjunction with the conversion of the company to a Delaware corporation, the profits interest units were converted to common stock of the Company. Prior to the conversion, no distributions were made to the holders of the profits interest units.

	Profits Interest Units Outstanding Units
	Profits Interest Units Available for Grant	Subject to Profits Interest Units Outstanding	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2018	679,000	780,710	0.25
Granted	(373,961)	373,961	0.32
Exercised	—	(271,229)	0.25
Forfeited	44,454	(44,454)	0.24

Balance as of December 31, 2019	349,493	838,988	$0.30

The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2019
Expected Term (Years)	3.50
Expected Volatility	50%
Risk-free interest rate	2.45%
Dividend Yield	—
Equity-Based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2020	2019
Cost of Revenue	$3	$1
Research and development	102	43
General and administrative	128	40

Total equity-based compensation expense	$233	$84